Material Accounting Policies and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies and Basis of Preparation
Summary of material subsidiaries that have been consolidated for all dates presented within these financial statements

Subsidiary	Ownership	Location
Cobalt Projects International Corp.	100%	Canada
Cobalt Industries of Canada Corp.	100%	Canada
Cobalt One Limited	100%	Australia
Cobalt Camp Refinery Ltd.	100%	Canada
Cobalt Camp Ontario Holdings Corp.	100%	Canada
Ophiolite Consultants Pty Ltd.	100%	Australia
Acacia Minerals Pty Ltd.	100%	Australia
CobalTech Mining Inc.	100%	Canada
US Cobalt Inc. (“USCO”)	100%	Canada
1086360 BC Ltd.	100%	Canada
Idaho Cobalt Company	100%	United States
Scientific Metals (Delaware) Corp.	100%	United States
Orion Resources NV	80%	United States
Grafito La Barranca de Mexico S.A. de C.V.	100%	Mexico
Grafito La Colorada de Mexico S.A. de C.V.	50%	Mexico

Summary of classification of financial instruments

The Company had made the following classification of its financial instruments:

Financial assets or liabilities, accrued interest and lease liability	Measurement Category
Cash and cash equivalents	Amortized Cost
Restricted cash	Amortized Cost
Receivables	Amortized Cost
Marketable securities	FVTPL
Account payable and accrued liabilities	Amortized Cost
Convertible notes payable	FVTPL
Government loan payable	Amortized Cost
Warrants	FVTPL
Royalty	Amortized Cost